Summary of Significant Accounting Policies (Details) - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Accounting Policy [Line Items]
Percentage of plan investments in common stock	19.00%	24.00%
Minimum amount allowable to borrow from vested account	$ 500
Maximum amount allowable to borrow from vested account	$ 50,000
Percentage of vested account balance as maximum amount allowable to borrow	50.00%
Maximum loan repayments as a percentage of participant's 13-week average net take-home pay	50.00%
General loan repayment term	5 years
Principal residence loan repayment term	15 years
Minimum
EBP, Accounting Policy [Line Items]
Interest rates on notes receivable from participants	4.25%
Maximum
EBP, Accounting Policy [Line Items]
Interest rates on notes receivable from participants	9.50%
Vanguard Institutional Index Fund
EBP, Accounting Policy [Line Items]
Percentage of plan investments in specified fund	13.00%	12.00%